ML LIFE INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity Separate
Account A
Supplement Dated July 24, 2008
to the Prospectuses For
RETIREMENT POWER (Dated May 1, 2004)
RETIREMENT OPTIMIZER (Dated May 1, 2004)

ML of New York Variable Annuity Separate
Account D
Supplement Dated July 24, 2008
to the Prospectus For
MERRILL LYNCH IRA ANNUITY
(Dated May 1, 2005)

ML of New York Variable Annuity Separate
Account
Supplement Dated July 24, 2008
to the Prospectus For
PORTFOLIO PLUS (Dated May 1, 1993)	ML of New York Variable Life Separate Account
Supplement Dated July 24, 2008
to the Prospectuses For
PRIME PLAN I (Dated April 30, 1991)
PRIME PLAN II (Dated April 30, 1991)
PRIME PLAN III (Dated April 30, 1991)
PRIME PLAN IV (Dated April 30, 1991)
PRIME PLAN V (Dated January 2, 1991)
PRIME PLAN VI (Dated April 30, 1991)
PRIME PLAN 7 (Dated April 30, 1991)
PRIME PLAN INVESTOR (Dated April 30, 1991)
DIRECTED LIFE (Dated April 30, 1991)
DIRECTED LIFE 2 (Dated April 30, 1991)

ML of New York Variable Life Separate Account II
Supplement Dated July 24, 2008
to the Prospectuses For
INVESTOR LIFE (Dated May 1, 2001)
INVESTOR LIFE PLUS (Dated May 1, 2001)
This supplement describes a change regarding the variable annuity contracts and variable life insurance policies listed above issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
Effective May 1, 2008, Transamerica Capital, Inc. (“Distributor”) serves as principal underwriter for your variable annuity contract or your variable life insurance policy. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.).
Merrill Lynch, Pierce, Fenner & Smith Incorporated formerly served as principal underwriter. Accordingly, any references in the Prospectus to Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter are hereby deleted.
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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.